Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001770088
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Entity File Number	001-39257
Entity Registrant Name	WiMi Hologram Cloud Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q2